LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Feb. 28, 2023
LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS
Schedule of long-term prepayments and other non-current assets

	As of	As of
	February 28,	February 28,
	2022	2023

Loan to employees (1)	566	332
Other non-current assets (2)	4,852	5,202

	$5,418	$5,534
(1)	Please see Note 5(5) for details of loan to employees.
(2)	As of February 28, 2022 and 2023, other non-current assets were primarily made up of long-term service fees.